Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories
4.	Inventories
Inventories are summarized as follows:

	December 31
	2022	2021

	(Millions of yen)
Finished goods	486,826	395,381
Work in process	253,026	199,153
Raw materials	68,460	56,034

	808,312	650,568